Borrowings (Tables)	12 Months Ended
Mar. 31, 2013
Short-term and long-term borrowings

Short-term and long-term borrowings of Nomura as of March 31, 2012 and 2013 are shown below.

	Millions of yen
	March 31
	2012	2013
Short-term borrowings(1):
Commercial paper	¥315,579	¥296,656
Bank borrowings	743,119	344,983
Other	126,915	96,806

Total	¥1,185,613	¥738,445

Long-term borrowings:
Long-term borrowings from banks and other financial institutions(2)	¥3,494,323	¥2,631,019
Bonds and notes issued(3):
Fixed-rate obligations:
Japanese yen denominated	1,124,504	1,303,757
Non-Japanese yen denominated	860,975	1,079,275
Floating-rate obligations:
Japanese yen denominated	788,224	390,261
Non-Japanese yen denominated	117,121	69,286
Index / Equity-linked obligations:
Japanese yen denominated	1,241,950	1,296,966
Non-Japanese yen denominated	654,775	644,414

	4,787,549	4,783,959

Subtotal	8,281,872	7,414,978

Trading balances of secured borrowings	222,968	177,390

Total	¥8,504,840	¥7,592,368

(1)	Includes secured borrowings of ¥8,647 million as of March 31, 2012 and ¥13,779 million as of March 31, 2013.
(2)	Includes secured borrowings of ¥224,543 million as of March 31, 2012 and ¥3,039 million as of March 31, 2013.
(3)	Includes secured borrowings of ¥757,018 million as of March 31, 2012 and ¥458,342 million as of March 31, 2013.

Long-term borrowings

Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2012	2013
Debt issued by the Company	¥3,178,278	¥3,509,117
Debt issued by subsidiaries—guaranteed by the Company	2,076,721	2,207,268
Debt issued by subsidiaries—not guaranteed by the Company(1)	3,249,841	1,875,983

Total	¥8,504,840	¥7,592,368

(1)	Includes trading balances of secured borrowings.

Effective weighted-average interest rates of borrowings

Following table presents the effective weighted-average interest rates of borrowings, including the effect of fair value hedges as of March 31, 2012 and 2013.

	March 31
	2012	2013
Short-term borrowings	0.43%	0.61%
Long-term borrowings	1.34%	1.71%
Fixed-rate obligations	2.04%	2.39%
Floating-rate obligations	0.90%	0.91%
Index / Equity-linked obligations	1.22%	1.72%

Maturities of long-term borrowings

The following table presents the aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2013:

Year ending March 31	Millions of yen
2014	¥701,517
2015	1,320,270
2016	1,140,710
2017	693,281
2018	805,937
2019 and thereafter	2,753,263

Subtotal	7,414,978

Trading balances of secured borrowings	177,390

Total	¥7,592,368